Restricted Net Assets or Parent Company’s Condensed Financial Statements (Details) - Schedule of Condensed Balance Sheets (Unaudited) - Parent [Member]	Dec. 31, 2023 USD ($)
Assets
Cash	$ 4,676
Due from subsidiaries, net	7,422,613
Investment in subsidiaries	13,680,265
Total Assets	21,107,554
Labilities and Equity
Current liability	1
Total Liabilities	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 11,752,180 and 10,000,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1,224
Additional paid-in capital	8,036,676
Statutory reserves	370,683
Retained earnings	13,605,705
Accumulated other comprehensive loss	(906,735)
Total Hongli Group Inc. stockholders’ equity	21,107,553
Total Liabilities and Equity	$ 21,107,554